Risk management, derivative instruments and concentrations of risk - Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings (Details) - USD ($)
$ in Thousands
	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Beginning Balance, Before tax gains (losses)		$ (5,902)	$ (3,612)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Before tax gains (losses)		(625)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)		(12,896)	4,144
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)		112
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)		475	428
Other comprehensive income for period, Before tax gains (losses)		(12,934)	4,572
Ending Balance, Before tax gains (losses)	$ (18,836)	(18,836)	960
Beginning Balance, Tax benefit (expense)		(565)	(864)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)		0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0	(117)	(165)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Tax benefit (expense)	54	117
Other comprehensive income for period, Tax benefit (expense)		(117)	(165)
Ending Balance, Tax benefit (expense)	(448)	(448)	(699)
Beginning Balance, Net of tax		(5,337)	(2,748)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax		(625)
Effective portion of unrealized loss on cash flow hedge, Net of tax		(12,896)	4,144
Reclassification of amortization of cash flow hedge to earnings, Net of tax		112
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax		358	(263)
Other comprehensive income for period, Net of tax		(13,051)	4,407
Ending Balance, Net of tax	(18,388)	(18,388)	$ 1,659
Gain (loss) reclassified to earnings, tax		117
Interest Expense [Member]
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	113	112
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	$ (248)	(475)
Reclassification of amortization of cash flow hedge to earnings, Net of tax		(112)
Gain (loss) reclassified to earnings		$ (587)